Pension And Other Postretirement Employee Benefits Plans (Schedule Of Pension And OPEB Plan Costs) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	$ 27	$ 32	$ 78	$ 98	$ 132	$ 206	$ 169
Less amounts deferred principally as property or a regulatory asset					(95)	(169)	(132)
Net amounts recognized as expense					37	37	37
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	14	23	44	71	95	179	95
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	$ 13	$ 9	$ 34	$ 27	$ 37	$ 27	$ 74